Short-term investments and Cash and Cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Short term investments1 [abstract]
Treasury position	€ 14,400
Cash burned	€ (15,633)	€ (5,217)	€ 15,600